Taxes on Income (Details) - Schedule of Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statements of Comprehensive Loss [Abstract]
Pre-tax loss as reported in the statements of comprehensive loss	₪ 33,835	₪ 24,962	₪ 26,490
Corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax savings	₪ 7,782	₪ 5,741	₪ 6,093
Non-deductible expenses	(225)	(266)	(770)
Differences in measurement base	10	493	(21)
Losses and timing differences in respect of which no deferred taxes were recorded	(7,567)	(5,968)	(5,302)
Tax expenses in respect of the reported year